Share Capital	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Share Capital	Share Capital
Holders of ordinary shares are entitled to receive such dividends as may be recommended by the Board of Directors of the Company and approved by the shareholders and/or such interim dividends as the Board of Directors of the Company may decide. On liquidation or a winding up of the Company, the par value of the ordinary shares are repaid out of the assets available for distribution among the holders of the ordinary shares of the Company. Holders of ordinary shares have no conversion or redemption rights. On a show of hands, every holder of an ordinary share present in person or proxy at a general meeting of shareholders shall have one vote, for each ordinary share held with no individual having more than one vote.

(a)Employee share based payments

During the year ended December 31, 2023, 535,705 options were exercised by employees at an average exercise price of $95.12 per share for total proceeds of $51.0 million. During the year ended December 31, 2023, 188,800 ordinary shares were issued in respect of certain RSUs and 47,026 ordinary shares were issued in respect of PSUs previously awarded by the Company.

During the year ended December 31, 2022, 348,286 options were exercised by employees at an average exercise price of $102.87 per share for total proceeds of $35.8 million. During the year ended December 31, 2022, 195,029 ordinary shares were issued in respect of certain RSUs and 46,087 ordinary shares were issued in respect of PSUs previously awarded by the Company.

    During the year ended December 31, 2021, 1,065,529 options were exercised by employees at an average exercise price of $111.29 per share for total proceeds of $118.6 million. During the year ended December 31, 2021, 446,404 ordinary shares were issued in respect of certain RSUs and 44,132 ordinary shares were issued in respect of PSUs previously awarded by the Company.

On July 1, 2021, the Company completed the Acquisition of PRA. In accordance with the terms of the Merger Agreement, the Company issued 27,372,427 shares of the Company’s ordinary share capital at par value in exchange for all outstanding PRA shares of common stock.
(b)Share Repurchase Program

A resolution was passed at the Company’s Annual General Meeting (“AGM”) on July 22, 2016, which authorized the Directors to purchase (buyback) up to 10% of the outstanding shares in the Company. This resolution has been renewed annually thereafter. On February 18, 2022, the Company commenced a share buyback program which was fully complete at March 31, 2022. Under this buyback program, 420,530 ordinary shares were redeemed by the Company for total consideration of $100.0 million.

All ordinary shares that were redeemed under the buyback program were canceled in accordance with the Constitution of the Company and the nominal value of these shares transferred to other undenominated capital as required under Irish Company law.

Under the repurchase program, a broker purchased or may purchase the Company's shares from time to time on the open market or in privately negotiated transactions in accordance with agreed terms and limitations. The program was and may be in the future designed to allow share repurchases during periods when the Company would ordinarily not be permitted to do so because it may be in possession of material non-public or price-sensitive information or due to applicable insider trading laws or self-imposed trading blackout periods. The Company's instructions to the broker in such cases were or may in the future be irrevocable and the trading decisions in respect of the repurchase program were made or will be made independently of and uninfluenced by the Company. The Company confirms that on entering the share repurchase plans it had no material non-public, price-sensitive or inside information regarding the Company or its securities. Furthermore, the Company will not enter into additional plans whilst in possession of such information. The timing and actual number of shares acquired by way of the redemption will be dependent on market conditions, legal and regulatory requirements and the other terms and limitations contained in the program. In addition, acquisitions under the program may be suspended or discontinued in certain circumstances in accordance with the agreed terms. Therefore, there can be no assurance as to the timing or number of shares that may be acquired under the program.